Financial risk management - Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 2,549,786	$ 2,178,361
Fair value of investments in equity instruments at fair value through other comprehensive income, presented under current other investments	2,000
Fair value of investments in equity instruments at fair value through profit and loss, presented under long term investments	2,101
Debentures
Disclosure of detailed information about financial instruments [line items]
Liabilities	(423,700)	(455,474)
Debentures | At fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	(360,876)	(211,862)
Other
Disclosure of detailed information about financial instruments [line items]
Liabilities	(108,444)	(104,236)
Other | At fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ (108,477)	$ (76,781)